New and Recently Adopted Technical and Accounting Pronouncements - Schedule of Operating Lease Commitment (Details) (10-K/A) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jul. 02, 2019	Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Operating lease commitment as at July 1, 2019			$ 370,711
Effect of discounting at the incremental borrowing rate			(51,578)
Total lease liability as at July 1, 2019	$ 194,297	$ 214,739	$ 319,133